Assets Held For Sale and Other Current Assets - Summary of Assets and liabilities Held for Sale (Parenthetical) (Detail)		12 Months Ended
	Sep. 28, 2017	Dec. 31, 2017
GCC [member]
Asset held for sale and discontinued operations [Line Items]
Ownership percentage	9.47%	23.00%